Staff costs (Tables)	12 Months Ended
Dec. 31, 2023
Staff Costs
Schedule of staff costs

	2023 £’000	2022 £’000	2021 £’000
Wages and salaries	1,708	2,033	1,354
Defined contribution pension cost (note 23)	86	98	71
Social security contributions and similar taxes	233	269	152
Share-based payment charge	28	123	89
	2,055	2,523	1,666

Schedule for average number of employed staff

	2023	2022	2021
Research and development	16	22	15
General and administration	5	5	5
	21	27	20

Schedule of Management Personnel Compensation

	2023 £’000	2022 £’000	2021 £’000
Short term employee benefits	677	668	658
Post-employment benefits	21	21	27
Share-based payment	22	53	61
	720	742	746

Schedule of emoluments disclosed

	2023 £’000	2022 £’000	2021 £’000
Short term employee benefits	252	238	223
Post-employment benefits	–	–	11
	252	238	234